Condensed consolidated statement of changes in equity - USD ($) $ in Millions	Total	Share capital		Share premium	Accumulated losses	Other reserve	CRPS reserve	Share option reserve	Foreign currency translation reserve	Equity (deficit) attributable to owners of the Company	Non- controlling interests
Beginning balance at Dec. 31, 2020	$ (6,294)		[1]	$ 140	$ (10,490)	$ 0	$ 3,850	$ 79	$ 22	$ (6,399)	$ 105
Loss for the period	(1,467)	0		0	(1,425)	0	0	0	0	(1,425)	(42)
Other comprehensive income
Exchange differences on translation of foreign operations	(3)	0		0	0	0	0	0	(1)	(1)	(2)
Total other comprehensive loss	(3)	0		0	0	0	0	0	(1)	(1)	(2)
Total comprehensive loss for the period	(1,470)	0		0	(1,425)	0	0	0	(1)	(1,426)	(44)
Contributions by owners
Equity component of convertible redeemable preference shares ("CRPS")	17	0		0	0	0	17	0	0	17	0
Share options exercised/restricted stock units vested	44			84	0	0	0	(40)	0	44	0
Share-based payment	140	0		0	0	0	0	140	0	140	0
Total contributions by owners	201			84	0	0	17	100	0	201	0
Changes in ownership interests in subsidiaries
Changes in non-controlling interests without a loss of control	256	0		0	59	112	0	0	0	171	85
Advance contribution by non-controlling interests	258	0		0	0	258	0	0	0	258	0
Total changes in ownership interests in subsidiaries	514	0		0	59	370	0	0	0	429	85
Total transactions with owners	715	0		84	59	370	17	100	0	630	85
Ending balance at Jun. 30, 2021	(7,049)		[1]	224	(11,856)	370	$ 3,867	179	21	(7,195)	146
Beginning balance at Dec. 31, 2021	8,019		[1]	21,529	(14,402)	243		382	(19)	7,733	286
Loss for the period	(1,007)	0		0	(970)	0		0	0	(970)	(37)
Other comprehensive income
Exchange differences on translation of foreign operations	(54)	0		0	0	0		0	(54)	(54)	0
Total other comprehensive loss	(54)	0		0	0	0		0	(54)	(54)	0
Total comprehensive loss for the period	(1,061)	0		0	(970)	0		0	(54)	(1,024)	(37)
Contributions by owners
Business combination	(23)		[1]	46	0	(91)		0	0	(45)	22
Share options exercised/restricted stock units vested	0		[1]	240	0	0		(240)	0	0	0
Share-based payment	231	0		0	0	0		231	0	231	0
Total contributions by owners	208		[1]	286	0	(91)		(9)	0	186	22
Changes in ownership interests in subsidiaries
Changes in non-controlling interests without a loss of control		0		417	(161)	0		0	0	256	(256)
Total changes in ownership interests in subsidiaries		0		417	(161)	0		0	0	256	(256)
Total transactions with owners	208		[1]	703	(161)	(91)		(9)	0	442	(234)
Ending balance at Jun. 30, 2022	$ 7,166		[1]	$ 22,232	$ (15,533)	$ 152		$ 373	$ (73)	$ 7,151	$ 15

[1]	Amount less than $1 million